Label	Element	Value
(PIMCO Dividend and Income Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund's primary investment objective is to seek to provide current income that exceeds the average yield on global stocks. The Fund's secondary objective is to seek to provide long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 48 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest between 60-80% of its assets in equity and equity-related securities (such portion of the Fund's portfolio, the "Equity Sleeve") providing exposure to a portfolio of stocks (the "RAE Income Global Portfolio") through investment in the securities that comprise the RAE Income Global Portfolio. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The stocks for the Equity Sleeve are selected by the Fund's sub-adviser, Research Affiliates, LLC (the "Sub-Adviser") from a broad universe of global equities.

The Sub-Adviser uses the RAE® methodology for portfolio construction with respect to the Equity Sleeve. The RAE® methodology is a rules-based model that selects and weights stocks by fundamental measures of company size, e.g., gross profit, cash flow, book value, dividends plus net buybacks, rather than by market capitalization and then incorporates additional active insights on measures such as quality and momentum, among other factors, to seek to enhance risk-adjusted returns. Selections are further refined through additional yield and financial health screens to create a portfolio that seeks to provide an attractive current yield and long-term capital appreciation. Actual stock positions in the RAE Income Global Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule and generally is not expected to be updated during a given year.

The Sub-Adviser provides investment advisory services in connection with the Equity Sleeve's use of the RAE Income Global Portfolio by, among other things, providing PIMCO, and the Portfolio Implementer where applicable, with the constituents and target weights in the RAE Income Global Portfolio. The Equity Sleeve seeks to remain invested in the securities that comprise the RAE Income Global Portfolio even when the value of the RAE Income Global Portfolio is declining.

The Fund may also invest in "Fixed Income Instruments" of varying maturities. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities ("junk bonds") of any rating.

The Fund's approach to fixed income securities selection incorporates PIMCO's global macroeconomic views and fixed income investment expertise. The Fund's fixed income assets are selected based on fundamental analysis, as well as PIMCO's view regarding the attractiveness of key investment risk factors.

The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may also invest in real estate investment trusts ("REITs"). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. With respect to its equity investments, the Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to its fixed income investments, the Fund may invest without limitation in securities and instruments that are economically tied to emerging market countries.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Dividend-Oriented Stocks Risk: companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income. In addition, equity securities with higher dividend yields may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. The Fund's use of a dividend capture strategy (i.e., purchasing an equity security shortly before the issuer pays a dividend and selling it shortly thereafter) exposes the Fund to higher portfolio turnover, increased trading costs, the potential for capital loss, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading and may result in negative tax consequences

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities and dividend-paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an additional index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against a primary benchmark and an additional benchmark. The Fund's primary benchmark is the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indexes. The Fund's additional benchmark is a blend of 75% MSCI World Index/25% Bloomberg Barclays Global Aggregate USD Unhedged. Bloomberg Barclays Global Aggregate USD Unhedged provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices.

Performance for the Fund is updated daily and quarterly and may be obtained at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2018 is 0.79%. For the periods shown in the bar chart, the highest quarterly return was 7.32% in the Q4 2013, and the lowest quarterly return was -11.46% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an additional index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO Dividend and Income Fund) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	22.40%
5 Years	rr_AverageAnnualReturnYear05	11.64%
Since Inception	rr_AverageAnnualReturnSinceInception	12.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2011
(PIMCO Dividend and Income Fund) | 75% MSCI World Index/25% Bloomberg Barclays Global Aggregate USD Unhedged (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.49%
5 Years	rr_AverageAnnualReturnYear05	8.93%
Since Inception	rr_AverageAnnualReturnSinceInception	10.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2011
(PIMCO Dividend and Income Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	476
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,060
Annual Return 2012	rr_AnnualReturn2012	14.29%
Annual Return 2013	rr_AnnualReturn2013	17.29%
Annual Return 2014	rr_AnnualReturn2014	3.73%
Annual Return 2015	rr_AnnualReturn2015	(9.70%)
Annual Return 2016	rr_AnnualReturn2016	9.93%
Annual Return 2017	rr_AnnualReturn2017	16.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2018 is 0.79%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.79%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 7.32% in the Q4 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.32%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -11.46% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.46%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	16.20%
5 Years	rr_AverageAnnualReturnYear05	7.01%
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2011
(PIMCO Dividend and Income Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	15.38%	[4]
5 Years	rr_AverageAnnualReturnYear05	5.48%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2011	[4]
(PIMCO Dividend and Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.74%	[4]
5 Years	rr_AverageAnnualReturnYear05	5.18%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2011	[4]
(PIMCO Dividend and Income Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	305
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	530
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,777
1 Year	rr_AverageAnnualReturnYear01	16.08%
5 Years	rr_AverageAnnualReturnYear05	6.93%
Since Inception	rr_AverageAnnualReturnSinceInception	8.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2011
(PIMCO Dividend and Income Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,289
(PIMCO Dividend and Income Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 666
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,178
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,934
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	666
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	912
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,178
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,934
1 Year	rr_AverageAnnualReturnYear01	9.39%
5 Years	rr_AverageAnnualReturnYear05	5.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2011
(PIMCO Dividend and Income Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	614
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,056
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,284
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	614
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,056
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,284
1 Year	rr_AverageAnnualReturnYear01	13.84%
5 Years	rr_AverageAnnualReturnYear05	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	7.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2011
(PIMCO EqS® Long/Short Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 48 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 276% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	276.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities, including common and preferred securities (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred securities), utilizing a fundamental investing style that integrates bottom-up and top-down research. The Fund will normally invest a substantial portion of its assets in equity and equity-related securities. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may also invest in fixed income securities of varying maturities, cash and cash equivalents.

The Fund will generally take long positions in investments that PIMCO believes to be undervalued and short positions in investments that PIMCO believes to be overvalued or which are established for hedging purposes. The Fund generally will be long biased, but may take both long and short positions simultaneously. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fundamental analysis that PIMCO will conduct when analyzing investments for the Fund may include some or all of the following: review of an issuer's Securities and Exchange Commission filings; interviews with an issuer's management, customers, competitors and suppliers; review of various independent sources of news, information and analysis of the issuer and its industry; preparation of prospective financial statements; and deriving an estimation of an issuer's value on both an absolute basis and relative to that of similar issuers.

There is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest, without limitation, in securities and instruments that are economically tied to foreign (non-U.S.) countries, including securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. The debt investments of the Fund may include investment-grade securities and high yield securities ("junk bonds") of any rating.

The Fund may invest in derivative instruments, such as options, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may also invest in real estate investment trusts ("REITs"). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may regularly engage in short sales and borrowings for investment purposes. As market volatility increases, the portfolio manager may trade the Fund's portfolio more frequently. The Fund may maintain significant amounts in cash and cash equivalents, without limitation, when PIMCO determines that opportunities for investing are unattractive.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Fund's long positions are rising, this could be offset by declining values of the Fund's short positions. Conversely, it is possible that rising values of the Fund's short positions could be offset by declining values of the Fund's long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund's long and short positions are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified"

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Cash Holdings Risk: the risk of holding large cash positions, including lower returns and potential lost opportunities to participate in market appreciation

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified"
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.

A privately offered fund was reorganized into the Fund, and the Fund commenced operations on April 20, 2012. This privately offered fund was organized on December 1, 2002 and commenced operations on January 1, 2003 and had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed by an investment adviser (that was subsequently acquired by PIMCO in connection with the privately offered fund's reorganization) in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations on April 20, 2012 is that of the privately offered fund (net of actual fees and expenses charged to individual privately offered fund accounts in the aggregate). The performance of the privately offered fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the privately offered fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher (if applicable Fund fees and expenses were lower than actual fees and expenses charged to individual privately offered fund accounts in the aggregate) or lower (if applicable Fund fees and expenses were higher than actual fees and expenses charged to individual privately offered fund accounts in the aggregate) than the performance shown in the bar chart and Average Annual Total Returns table below. For periods following the Fund's commencement of operations on April 20, 2012, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares, and performance for Class A and Class C shares reflects the impact of sales charges. Because I-3 shares of the Fund had not commenced operations as of December 31, 2017, no performance for I-3 shares is provided. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR Index. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The privately offered fund began operations on January 1, 2003. Index comparisons began on December 31, 2002.

Performance for the Fund is updated daily and quarterly and may be obtained at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2018 is 3.82%. For the periods shown in the bar chart, the highest quarterly return was 14.62% in the Q3 2009, and the lowest quarterly return was -7.49% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO EqS® Long/Short Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.20%
5 Years	rr_AverageAnnualReturnYear05	0.54%
10 Years	rr_AverageAnnualReturnYear10	0.82%
(PIMCO EqS® Long/Short Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 208
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	645
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,108
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,389
Annual Return 2008	rr_AnnualReturn2008	(4.54%)
Annual Return 2009	rr_AnnualReturn2009	21.30%
Annual Return 2010	rr_AnnualReturn2010	6.28%
Annual Return 2011	rr_AnnualReturn2011	(5.60%)
Annual Return 2012	rr_AnnualReturn2012	0.26%
Annual Return 2013	rr_AnnualReturn2013	34.52%
Annual Return 2014	rr_AnnualReturn2014	(1.55%)
Annual Return 2015	rr_AnnualReturn2015	0.82%
Annual Return 2016	rr_AnnualReturn2016	2.00%
Annual Return 2017	rr_AnnualReturn2017	9.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2018 is 3.82%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.82%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 14.62% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -7.49% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.49%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	9.95%
5 Years	rr_AverageAnnualReturnYear05	8.41%
10 Years	rr_AverageAnnualReturnYear10	5.72%
(PIMCO EqS® Long/Short Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.15%	[4]
5 Years	rr_AverageAnnualReturnYear05	7.21%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.13%	[4]
(PIMCO EqS® Long/Short Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.30%	[4]
5 Years	rr_AverageAnnualReturnYear05	6.27%	[4]
10 Years	rr_AverageAnnualReturnYear10	4.41%	[4]
(PIMCO EqS® Long/Short Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 218
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	675
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,158
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,492
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	8.31%
10 Years	rr_AverageAnnualReturnYear10	5.67%
(PIMCO EqS® Long/Short Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 223
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	701
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,205
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,590
(PIMCO EqS® Long/Short Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 780
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,764
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,145
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	780
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,259
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,764
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,145
1 Year	rr_AverageAnnualReturnYear01	3.61%
5 Years	rr_AverageAnnualReturnYear05	6.83%
10 Years	rr_AverageAnnualReturnYear10	4.91%
(PIMCO EqS® Long/Short Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 418
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	974
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,653
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,466
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	318
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	974
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,653
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,466
1 Year	rr_AverageAnnualReturnYear01	7.74%
5 Years	rr_AverageAnnualReturnYear05	7.23%
10 Years	rr_AverageAnnualReturnYear10	5.05%
(PIMCO RAE Emerging Markets Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 48 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2 or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in investments that are economically tied to emerging market countries. Specifically, under normal circumstances, the Fund will obtain exposure to a portfolio of stocks economically tied to emerging market countries ("RAE Emerging Markets Portfolio") through investment in the securities that comprise the RAE Emerging Markets Portfolio. The stocks are selected by the Fund's sub-adviser, Research Affiliates, LLC ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements.

The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects and weights stocks by fundamental measures of company size, e.g., gross profit, cash flow, book value, dividends plus net buybacks, rather than by market capitalization and then incorporates additional active insights on measures such as quality and momentum, among other factors, to seek to enhance risk-adjusted returns. Actual stock positions in the RAE Emerging Markets Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule and generally is not expected to be updated during a given year.

The Sub-Adviser provides investment advisory services in connection with the Fund's use of the RAE Emerging Markets Portfolio by, among other things, providing PIMCO, and the Portfolio Implementer where applicable, with the constituents and target weights in the RAE Emerging Markets Portfolio. The Fund seeks to remain invested in the securities that comprise the RAE Emerging Markets Portfolio even when the value of the RAE Emerging Markets Portfolio is declining.

The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may also invest in derivative instruments, such as options, forwards, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may also invest in real estate investment trusts ("REITs"). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

The Fund may invest, without limitation, in securities and instruments denominated in foreign currencies and in securities of foreign issuers. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by the Sub-Adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Credit Risk: the risk that the Fund could lose money if the counterparty to a derivative contract is unable or unwilling to meet its financial obligations

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by the Sub-Adviser, including the use of quantitative models or methods, will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Sub-Adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index.

A privately offered fund managed by the Fund's Sub-Adviser was reorganized into the Fund as of the date the Fund commenced operations (June 5, 2015). This privately offered fund was organized on March 2, 2006 and commenced operations on May 31, 2006 and had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed by the Fund's Sub-Adviser in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act, and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations is that of the privately offered fund (net of actual fees and expenses charged to individual privately offered fund accounts in the aggregate). The performance of the privately offered fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the privately offered fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods following the Fund's commencement of operations on June 5, 2015, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares, and performance for Class A shares reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the MSCI Emerging Markets Value Index.

Effective February 28, 2019, the Fund's primary benchmark is the MSCI Emerging Markets Value Index. The MSCI Emerging Markets Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 24 emerging markets countries. The value investment style characteristics for index construction of the MSCI Emerging Markets Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. The Fund believes that the new primary benchmark better aligns with the Fund's investment strategy. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Performance for the Fund is updated daily and quarterly and may be obtained at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2018 is -6.06%. For the periods shown in the bar chart, the highest quarterly return was 42.88% in the Q2 2009, and the lowest quarterly return was -26.40% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO RAE Emerging Markets Fund) | MSCI Emerging Markets Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	28.07%
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	0.91%
(PIMCO RAE Emerging Markets Fund) | MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	37.28%
5 Years	rr_AverageAnnualReturnYear05	4.35%
10 Years	rr_AverageAnnualReturnYear10	1.68%
(PIMCO RAE Emerging Markets Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[7],[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	288
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	516
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,171
Annual Return 2008	rr_AnnualReturn2008	(53.63%)
Annual Return 2009	rr_AnnualReturn2009	92.60%
Annual Return 2010	rr_AnnualReturn2010	20.34%
Annual Return 2011	rr_AnnualReturn2011	(19.01%)
Annual Return 2012	rr_AnnualReturn2012	19.40%
Annual Return 2013	rr_AnnualReturn2013	(4.18%)
Annual Return 2014	rr_AnnualReturn2014	(1.85%)
Annual Return 2015	rr_AnnualReturn2015	(23.44%)
Annual Return 2016	rr_AnnualReturn2016	32.50%
Annual Return 2017	rr_AnnualReturn2017	29.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2018 is -6.06%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.06%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 42.88% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.88%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -26.40% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.40%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	29.34%
5 Years	rr_AverageAnnualReturnYear05	4.29%
10 Years	rr_AverageAnnualReturnYear10	2.52%
(PIMCO RAE Emerging Markets Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.49%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.34%	[4]
10 Years	rr_AverageAnnualReturnYear10	2.05%	[4]
(PIMCO RAE Emerging Markets Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.04%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.94%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.77%	[4]
(PIMCO RAE Emerging Markets Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[7],[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	319
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	570
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,287
1 Year	rr_AverageAnnualReturnYear01	29.03%
5 Years	rr_AverageAnnualReturnYear05	4.21%
10 Years	rr_AverageAnnualReturnYear10	2.48%
(PIMCO RAE Emerging Markets Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[7],[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 484
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	758
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,888
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	484
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	758
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,052
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,888
1 Year	rr_AverageAnnualReturnYear01	24.01%
5 Years	rr_AverageAnnualReturnYear05	3.34%
10 Years	rr_AverageAnnualReturnYear10	2.05%
(PIMCO RAE Global ex-US Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 48 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2 or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in (i) Institutional Class shares of the PIMCO RAE International Fund ("International Fund") and the PIMCO RAE Emerging Markets Fund ("Emerging Markets Fund") (together, the International Fund and the Emerging Markets Fund are referred to as the "Underlying Funds"), and (ii) securities that are eligible investments for the Underlying Funds. Under normal circumstances, each of the Underlying Funds obtains exposure to a portfolio of stocks (each, a "RAE Portfolio") through investment in the securities that comprise the RAE Portfolio. The stocks are selected by the Fund's sub-adviser, Research Affiliates, LLC ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.

The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects and weights stocks by fundamental measures of company size, e.g., gross profit, cash flow, book value, dividends plus net buybacks, rather than by market capitalization and then incorporates additional active insights on measures such as quality and momentum, among other factors, to seek to enhance risk-adjusted returns. Actual stock positions in each RAE Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule and generally is not expected to be updated during a given year.

The Sub-Adviser provides investment advisory services in connection with each Underlying Fund's use of its respective RAE Portfolio by, among other things, providing PIMCO, and the Portfolio Implementer where applicable, with the constituents and target weights in the relevant RAE Portfolio. Each Underlying Fund seeks to remain invested in the securities that comprise its respective RAE Portfolio even when the value of such RAE Portfolio is declining.

The Fund's portfolio, either directly or indirectly (through funds), will be economically tied to at least three non-U.S. countries. The Fund may also invest in derivative instruments, such as options, forwards, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may also invest in real estate investment trusts ("REITs"). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

The Fund may invest, without limitation, in securities and instruments denominated in foreign currencies and may also invest, without limitation, in securities of foreign issuers. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. Subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the "1940 Act"), as well as the investment strategies described above and any other restrictions described in the Fund's prospectus or Statement of Additional Information, the Fund may invest, without limitation, in other affiliated and unaffiliated funds, which may or may not be registered under the 1940 Act (together with the Underlying Funds, "Acquired Funds").

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Underlying Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Allocation Risk: the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines

Acquired Fund Risk: the risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by the Sub-Adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Credit Risk: the risk that the Fund could lose money if the counterparty to a derivative contract is unable or unwilling to meet its financial obligations

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of market, issuer and liquidity risks. Distressed companies may be engaged in restructurings or bankruptcy proceedings, which may cause the value of their securities to fluctuate rapidly or unpredictably

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by the Sub-Adviser, including the use of quantitative models or methods, will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Sub-Adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small Company Risk: the risk that the value of equity securities issued by small companies, ranked by fundamental size as determined by the Sub-Adviser, may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the MSCI All Country World ex US Value Index.

Effective February 28, 2019, the Fund's primary benchmark is the MSCI All Country World ex US Value Index. The MSCI All Country World ex US Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 22 developed and 24 emerging markets countries. The value investment style characteristics for index construction of the MSCI All Country World ex US Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. The Fund believes that the new primary benchmark better aligns with the Fund's investment strategy. The MSCI All Country World ex US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World ex US Index consists of 46 country indexes comprising 22 developed and 24 emerging market country indexes.

Performance for the Fund will be updated daily and quarterly and may be obtained at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2018 is -4.07%. For the periods shown in the bar chart, the highest quarterly return was 7.71% in the Q1 2017, and the lowest quarterly return was 0.93% in the Q2 2016.

Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO RAE Global ex-US Fund) | MSCI All Country World ex US Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	22.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
(PIMCO RAE Global ex-US Fund) | MSCI All Country World ex US Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	27.19%
Since Inception	rr_AverageAnnualReturnSinceInception	7.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
(PIMCO RAE Global ex-US Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[9]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[10],[11],[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,523
Annual Return 2016	rr_AnnualReturn2016	12.99%
Annual Return 2017	rr_AnnualReturn2017	25.97%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2018 is -4.07%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.07%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 7.71% in the Q1 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.71%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was 0.93% in the Q2 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.93%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
1 Year	rr_AverageAnnualReturnYear01	25.97%
Since Inception	rr_AverageAnnualReturnSinceInception	8.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
(PIMCO RAE Global ex-US Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	24.31%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.10%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015	[4]
(PIMCO RAE Global ex-US Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	15.20%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.96%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015	[4]
(PIMCO RAE Global ex-US Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[9]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[10],[11],[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	373
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	703
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,635
1 Year	rr_AverageAnnualReturnYear01	25.74%
Since Inception	rr_AverageAnnualReturnSinceInception	7.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
(PIMCO RAE Global ex-US Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[9]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[10],[11],[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 463
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	809
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,179
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,215
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	463
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	809
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,179
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,215
1 Year	rr_AverageAnnualReturnYear01	20.88%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
(PIMCO RAE Global Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 48 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2 or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in (i) Institutional Class shares of the PIMCO RAE US Fund ("US Fund"), the PIMCO RAE International Fund ("International Fund"), and the PIMCO RAE Emerging Markets Fund ("Emerging Markets Fund") (together, the US Fund, the International Fund and the Emerging Markets Fund are referred to as the "Underlying Funds") and (ii) equity securities that are eligible investments for the Underlying Funds. Under normal circumstances, each of the Underlying Funds obtains exposure to a portfolio of stocks (each, a "RAE Portfolio") through investment in the securities that comprise the RAE Portfolio. The stocks are selected by the Fund's sub-adviser, Research Affiliates, LLC ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest.

The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects and weights stocks by fundamental measures of company size, e.g., gross profit, cash flow, book value, dividends plus net buybacks, rather than by market capitalization and then incorporates additional active insights on measures such as quality and momentum, among other factors, to seek to enhance risk-adjusted returns. Actual stock positions in each RAE Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule and generally is not expected to be updated during a given year.

The Sub-Adviser provides investment advisory services in connection with each Underlying Fund's use of its respective RAE Portfolio by, among other things, providing PIMCO, and the Portfolio Implementer where applicable, with the constituents and target weights in the relevant RAE Portfolio. Each Underlying Fund seeks to remain invested in the securities that comprise its respective RAE Portfolio even when the value of such RAE Portfolio is declining.

The Fund's portfolio, either directly or indirectly (through funds), will be economically tied to at least three countries (one of which may be the U.S.). The Fund may also invest in derivative instruments, such as options, forwards, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may also invest in real estate investment trusts ("REITs"). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

The Fund may invest, without limitation, in securities and instruments denominated in foreign currencies and may also invest, without limitation, in securities of foreign issuers. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. Subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the "1940 Act"), as well as the investment strategies described above and any other restrictions described in the Fund's prospectus or Statement of Additional Information, the Fund may invest, without limitation, in other affiliated and unaffiliated funds, which may or may not be registered under the 1940 Act (together with the Underlying Funds, "Acquired Funds").

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Underlying Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Allocation Risk: the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines

Acquired Fund Risk: the risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by the Sub-Adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Credit Risk: the risk that the Fund could lose money if the counterparty to a derivative contract is unable or unwilling to meet its financial obligations

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of market, issuer and liquidity risks. Distressed companies may be engaged in restructurings or bankruptcy proceedings, which may cause the value of their securities to fluctuate rapidly or unpredictably

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by the Sub-Adviser, including the use of quantitative models or methods, will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Sub-Adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small Company Risk: the risk that the value of equity securities issued by small companies, ranked by fundamental size as determined by the Sub-Adviser, may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the MSCI All County World Value Index.

Effective February 28, 2019, the Fund's primary benchmark is the MSCI All Country World Value Index. The MSCI All Country World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed markets countries and 24 emerging markets countries. The value investment style characteristics for index construction of the MSCI All Country World Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. The Fund believes that the new primary benchmark better aligns with the Fund's investment strategy. The MSCI All Country World Index is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 47 country indexes comprising developed and emerging market indexes.

Performance for the Fund will be updated daily and quarterly and may be obtained at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2018 is 1.15%. For the periods shown in the bar chart, the highest quarterly return was 6.40% in the Q3 2017, and the lowest quarterly return was 1.75% in the Q2 2016.

Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO RAE Global Fund) | MSCI All Country World Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.26%
Since Inception	rr_AverageAnnualReturnSinceInception	8.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
(PIMCO RAE Global Fund) | MSCI All Country World Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	23.97%
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
(PIMCO RAE Global Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[9]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[10],[11],[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	598
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,404
Annual Return 2016	rr_AnnualReturn2016	14.40%
Annual Return 2017	rr_AnnualReturn2017	22.32%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2018 is 1.15%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.15%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 6.40% in the Q3 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was 1.75% in the Q2 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.75%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
1 Year	rr_AverageAnnualReturnYear01	22.32%
Since Inception	rr_AverageAnnualReturnSinceInception	9.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
(PIMCO RAE Global Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	19.85%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.18%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015	[4]
(PIMCO RAE Global Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.41%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015	[4]
(PIMCO RAE Global Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[9]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[10],[11],[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	651
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,518
1 Year	rr_AverageAnnualReturnYear01	22.32%
Since Inception	rr_AverageAnnualReturnSinceInception	9.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
(PIMCO RAE Global Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[9]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[10],[11],[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 459
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	783
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	459
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	783
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,105
1 Year	rr_AverageAnnualReturnYear01	17.39%
Since Inception	rr_AverageAnnualReturnSinceInception	7.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
(PIMCO RAE International Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 48 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2 or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries ("RAE International Portfolio") through investment in the securities that comprise the RAE International Portfolio. The stocks are selected by the Fund's sub-adviser, Research Affiliates, LLC ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements.

The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects and weights stocks by fundamental measures of company size, e.g., gross profit, cash flow, book value, dividends plus net buybacks, rather than by market capitalization and then incorporates additional active insights on measures such as quality and momentum, among other factors, to seek to enhance risk-adjusted returns. Actual stock positions in the RAE International Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule and generally is not expected to be updated during a given year.

The Sub-Adviser provides investment advisory services in connection with the Fund's use of the RAE International Portfolio by, among other things, providing PIMCO, and the Portfolio Implementer where applicable, with the constituents and target weights in the RAE International Portfolio. The Fund seeks to remain invested in the securities that comprise RAE International Portfolio even when the value of the RAE International Portfolio is declining.

The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may also invest in derivative instruments, such as options, forwards, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may also invest in real estate investment trusts ("REITs"). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

The Fund may invest, without limitation, in securities and instruments denominated in foreign currencies and in securities of foreign issuers. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by the Sub-Adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Credit Risk: the risk that the Fund could lose money if the counterparty to a derivative contract is unable or unwilling to meet its financial obligations

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by the Sub-Adviser, including the use of quantitative models or methods, will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Sub-Adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the MSCI EAFE Value Index.

Effective February 28, 2019, the Fund's primary benchmark is the MSCI EAFE Value Index. The MSCI EAFE Value Index captures large and mid-cap securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the US and Canada. The value investment style characteristics for index construction of the MSCI EAFE Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. The Fund believes that the new primary benchmark better aligns with the Fund's investment strategy. The MSCI EAFE Index is an unmanaged index designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada.

Performance for the Fund will be updated daily and quarterly and may be obtained at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2018 is -3.32%. For the periods shown in the bar chart, the highest quarterly return was 7.30% in the Q3 2017, and the lowest quarterly return was -0.92% in the Q1 2016.

Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO RAE International Fund) | MSCI EAFE Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
(PIMCO RAE International Fund) | MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.03%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
(PIMCO RAE International Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[8],[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	187
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 764
Annual Return 2016	rr_AnnualReturn2016	8.23%
Annual Return 2017	rr_AnnualReturn2017	24.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2018 is -3.32%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.32%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 7.30% in the Q3 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.30%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -0.92% in the Q1 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.92%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	24.89%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
(PIMCO RAE International Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	24.11%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015	[4]
(PIMCO RAE International Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.67%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015	[4]
(PIMCO RAE International Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[8],[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	219
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 884
1 Year	rr_AverageAnnualReturnYear01	24.88%
Since Inception	rr_AverageAnnualReturnSinceInception	7.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
(PIMCO RAE International Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[8],[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 459
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	662
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,510
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	459
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	662
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	881
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,510
1 Year	rr_AverageAnnualReturnYear01	19.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
(PIMCO RAE US Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 48 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2 or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in securities of companies economically tied to the United States (for purposes of this section only, "U.S. companies"). Specifically, under normal circumstances, the Fund will obtain exposure to a portfolio of stocks of U.S. companies ("RAE US Portfolio") through investment in the securities that comprise the RAE US Portfolio. The stocks are selected by the Fund's sub-adviser, Research Affiliates, LLC ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements.

The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects and weights stocks by fundamental measures of company size, e.g., gross profit, cash flow, book value, dividends plus net buybacks, rather than by market capitalization and then incorporates additional active insights on measures such as quality and momentum, among other factors, to seek to enhance risk-adjusted returns. The Sub-Adviser applies the RAE® methodology to the large and mid-sized U.S. companies as determined by cumulative fundamental measures of company size. Actual stock positions in the RAE US Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule and generally is not expected to be updated during a given year.

The Sub-Adviser provides investment advisory services in connection with the Fund's use of the RAE US Portfolio by, among other things, providing PIMCO, and the Portfolio Implementer where applicable, with the constituents and target weights in the RAE US Portfolio. The Fund seeks to remain invested in the securities that comprise the RAE US Portfolio even when the value of the RAE US Portfolio is declining.

The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may also invest in derivative instruments, such as options, forwards, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may also invest in real estate investment trusts ("REITs"). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by the Sub-Adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Credit Risk: the risk that the Fund could lose money if the counterparty to a derivative contract is unable or unwilling to meet its financial obligations

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by the Sub-Adviser, including the use of quantitative models or methods, will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Sub-Adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index.

A privately offered fund managed by the Fund's Sub-Adviser was reorganized into the Fund as of the date the Fund commenced operations (June 5, 2015). This privately offered fund was organized on October 28, 2004 and commenced operations on December 22, 2004 and had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed by the Fund's Sub-Adviser in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act, and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations is that of the privately offered fund (net of actual fees and expenses charged to individual privately offered fund accounts in the aggregate). The performance of the privately offered fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the privately offered fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods following the Fund's commencement of operations on June 5, 2015, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares, and performance for Class A shares reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the Russell 1000® Value Index.

Effective February 28, 2019, the Fund's primary benchmark is the Russell 1000® Value Index. The Russell 1000® Value Index, a subset of the Russell 1000® Index, measures the performance of large and mid-capitalization value sectors of the U.S. equity market, as defined by FTSE Russell. The Fund believes that the new primary benchmark better aligns with the Fund's investment strategy. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market.

Performance for the Fund is updated daily and quarterly and may be obtained at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2018 is 8.24%. For the periods shown in the bar chart, the highest quarterly return was 21.16% in the Q3 2009, and the lowest quarterly return was -22.65% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO RAE US Fund) | Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.66%
5 Years	rr_AverageAnnualReturnYear05	14.04%
10 Years	rr_AverageAnnualReturnYear10	7.10%
(PIMCO RAE US Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
10 Years	rr_AverageAnnualReturnYear10	8.50%
(PIMCO RAE US Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[8],[14],[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	156
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 642
Annual Return 2008	rr_AnnualReturn2008	(37.56%)
Annual Return 2009	rr_AnnualReturn2009	27.39%
Annual Return 2010	rr_AnnualReturn2010	18.53%
Annual Return 2011	rr_AnnualReturn2011	1.81%
Annual Return 2012	rr_AnnualReturn2012	16.58%
Annual Return 2013	rr_AnnualReturn2013	36.15%
Annual Return 2014	rr_AnnualReturn2014	12.32%
Annual Return 2015	rr_AnnualReturn2015	(3.25%)
Annual Return 2016	rr_AnnualReturn2016	15.41%
Annual Return 2017	rr_AnnualReturn2017	16.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2018 is 8.24%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.24%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 21.16% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.16%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -22.65% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.65%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	16.54%
5 Years	rr_AverageAnnualReturnYear05	14.75%
10 Years	rr_AverageAnnualReturnYear10	8.34%
(PIMCO RAE US Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.81%	[4]
5 Years	rr_AverageAnnualReturnYear05	13.93%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.95%	[4]
(PIMCO RAE US Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.46%	[4]
5 Years	rr_AverageAnnualReturnYear05	11.77%	[4]
10 Years	rr_AverageAnnualReturnYear10	6.76%	[4]
(PIMCO RAE US Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[8],[14],[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	187
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 764
1 Year	rr_AverageAnnualReturnYear01	16.43%
5 Years	rr_AverageAnnualReturnYear05	14.70%
10 Years	rr_AverageAnnualReturnYear10	8.31%
(PIMCO RAE US Fund) | Class I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[8],[14],[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	385
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 879
(PIMCO RAE US Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[8],[14],[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 455
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	647
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,454
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	455
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	647
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,454
1 Year	rr_AverageAnnualReturnYear01	11.83%
5 Years	rr_AverageAnnualReturnYear05	13.66%
10 Years	rr_AverageAnnualReturnYear10	7.82%
(PIMCO RAE US Small Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class or I-2 shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 48 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2 or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares or I-2 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in securities of small companies economically tied to the United States (for purposes of this section only, "U.S. companies"). Specifically, under normal circumstances, the Fund will obtain exposure to a portfolio of stocks of small U.S. companies ("RAE US Small Portfolio") through investment in the securities that comprise the RAE US Small Portfolio. The stocks are selected by the Fund's sub-adviser, Research Affiliates, LLC ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements.

The Sub-Adviser uses the RAE® methodology for portfolio construction. The RAE® methodology is a rules-based model that selects and weights stocks by fundamental measures of company size, e.g., gross profit, cash flow, book value, dividends plus net buybacks, rather than by market capitalization and then incorporates additional active insights on measures such as quality and momentum, among other factors, to seek to enhance risk-adjusted returns. The Sub-Adviser applies the RAE® methodology to small-sized U.S. companies determined by percentage of cumulative fundamental measures of company size. The fundamental weights of U.S. companies are sorted in descending order where the top cumulative 89% weights are eligible as large and mid-sized companies and the remaining companies are eligible as small-sized companies. Actual stock positions in the RAE US Small Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE® methodology's systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE® methodology. The RAE® methodology is not updated according to any predetermined schedule and generally is not expected to be updated during a given year.

The Sub-Adviser provides investment advisory services in connection with the Fund's use of the RAE US Small Portfolio by, among other things, providing PIMCO, and the Portfolio Implementer where applicable, with the constituents and target weights in the RAE US Small Portfolio. The Fund seeks to remain invested in the securities that comprise the RAE US Small Portfolio even when the value of the RAE US Small Portfolio is declining.

The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may also invest in derivative instruments, such as options, forwards, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may also invest in real estate investment trusts ("REITs"). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by the Sub-Adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Credit Risk: the risk that the Fund could lose money if the counterparty to a derivative contract is unable or unwilling to meet its financial obligations

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of market, issuer and liquidity risks. Distressed companies may be engaged in restructurings or bankruptcy proceedings, which may cause the value of their securities to fluctuate rapidly or unpredictably

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by the Sub-Adviser, including the use of quantitative models or methods, will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Sub-Adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small Company Risk: the risk that the value of equity securities issued by small companies, ranked by fundamental size as determined by the Sub-Adviser, may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index.

A privately offered fund managed by the Fund's Sub-Adviser was reorganized into the Fund as of the date the Fund commenced operations (June 5, 2015). This privately offered fund was organized on August 30, 2005 and commenced operations on September 29, 2005 and had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed by the Fund's Sub-Adviser in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act, and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations is that of the privately offered fund (net of actual fees and expenses charged to individual privately offered fund accounts in the aggregate). The performance of the privately offered fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the privately offered fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods following the Fund's commencement of operations on June 5, 2015, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares, and performance for Class A shares reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the Russell 2000® Value Index.

Effective February 28, 2019, the Fund's primary benchmark is the Russell 2000® Value Index. The Russell 2000® Value Index, a subset of the Russell 2000® Index, measures the performance of the small-capitalization value sector of the U.S. equity market, as defined by FTSE Russell. The Fund believes that the new primary benchmark better aligns with the Fund's investment strategy. The Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

Performance for the Fund is updated daily and quarterly and may be obtained at https://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2018 is 8.95%. For the periods shown in the bar chart, the highest quarterly return was 24.69% in the Q2 2009, and the lowest quarterly return was -27.24% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
(PIMCO RAE US Small Fund) | Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	13.01%
10 Years	rr_AverageAnnualReturnYear10	8.17%
(PIMCO RAE US Small Fund) | Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	14.12%
10 Years	rr_AverageAnnualReturnYear10	8.71%
(PIMCO RAE US Small Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[17],[18]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	190
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	339
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 775
Annual Return 2008	rr_AnnualReturn2008	(36.70%)
Annual Return 2009	rr_AnnualReturn2009	38.08%
Annual Return 2010	rr_AnnualReturn2010	29.18%
Annual Return 2011	rr_AnnualReturn2011	(5.26%)
Annual Return 2012	rr_AnnualReturn2012	19.05%
Annual Return 2013	rr_AnnualReturn2013	43.75%
Annual Return 2014	rr_AnnualReturn2014	4.12%
Annual Return 2015	rr_AnnualReturn2015	(6.92%)
Annual Return 2016	rr_AnnualReturn2016	27.14%
Annual Return 2017	rr_AnnualReturn2017	9.27%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2018 is 8.95%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.95%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 24.69% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.69%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -27.24% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.24%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	9.27%
5 Years	rr_AverageAnnualReturnYear05	14.12%
10 Years	rr_AverageAnnualReturnYear10	9.44%
(PIMCO RAE US Small Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.94%	[4]
5 Years	rr_AverageAnnualReturnYear05	13.66%	[4]
10 Years	rr_AverageAnnualReturnYear10	9.22%	[4]
(PIMCO RAE US Small Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.06%	[4]
5 Years	rr_AverageAnnualReturnYear05	11.28%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.74%	[4]
(PIMCO RAE US Small Fund) | Class I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[17],[18]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 895
1 Year	rr_AverageAnnualReturnYear01	9.06%
5 Years	rr_AverageAnnualReturnYear05	14.03%
10 Years	rr_AverageAnnualReturnYear10	9.40%
(PIMCO RAE US Small Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[16]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[17],[18]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 464
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	679
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	911
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,577
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	464
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	911
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,577
1 Year	rr_AverageAnnualReturnYear01	4.75%
5 Years	rr_AverageAnnualReturnYear05	13.00%
10 Years	rr_AverageAnnualReturnYear10	8.90%
(PIMCO REALPATH® Blend Income Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 62 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Administrative Class, Class A or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO REALPATH® Blend Income Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO REALPATH® Blend Fund's name. Unlike the other PIMCO REALPATH® Blend Funds, the Fund does not include a "self-elected" year of retirement in its name because the Fund is managed for shareholders who are retired or about to retire soon and are more focused on preservation of capital and withdrawing portions of their investments. The asset allocation of the Fund is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement. An investment in the Fund is not guaranteed, and you may experience losses. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), equity securities, Fixed Income Instruments of varying maturities, or related derivatives on any of the preceding securities mentioned. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the "Trust") and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds ("Underlying PIMCO Funds"), and unaffiliated funds that are registered under the 1940 Act (collectively, "Acquired Funds"). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current asset allocation is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement, which is assumed to begin at age 65 with time horizons based on current longevity of persons reaching age 65 in average health. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as a Fund approaches its target date, and the Fund's asset allocation is based on the glide path at its target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date, which is the allocation for the Fund, remains constant beyond that date. However, PIMCO may choose to modify the target asset allocations of the glide path itself from time to time, and the Fund intends to rebalance its portfolio's asset allocation to that of the glide path on a monthly basis.

REALPATH® Blend Glide Path

As part of its investment process, PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund's hedging transactions will be effective.

Once the risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund's prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds' prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

The following risks are principal risks of investing in the Fund.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Allocation Risk: the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines

Acquired Fund Risk: the risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not track the performance of the index it is designed to track, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class R shares of the Fund have not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's broad-based securities market index is the S&P Target Date Retirement Income Index. The index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation.

Performance for the Fund is updated daily and quarterly and may be obtained at http://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2018 is 0.52%. For the periods shown in the bar chart, the highest quarterly return was 3.64% in the Q1 2017, and the lowest quarterly return was -3.49% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class R shares of the Fund have not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.pimco.com/en-us/product-finder
(PIMCO REALPATH® Blend Income Fund) | S&P Target Date Retirement Income Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.54%
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend Income Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[20]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 628
Annual Return 2015	rr_AnnualReturn2015	(2.68%)
Annual Return 2016	rr_AnnualReturn2016	8.90%
Annual Return 2017	rr_AnnualReturn2017	12.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2018 is 0.52%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.52%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 3.64% in the Q1 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.64%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -3.49% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.49%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	12.74%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend Income Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.68%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[4]
(PIMCO REALPATH® Blend Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.20%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[4]
(PIMCO REALPATH® Blend Income Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[20]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
1 Year	rr_AverageAnnualReturnYear01	12.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend Income Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[20]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 646
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	851
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,072
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,707
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	646
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	851
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,072
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,707
1 Year	rr_AverageAnnualReturnYear01	5.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend Income Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[20]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,511
(PIMCO REALPATH® Blend 2020 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 62 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Administrative Class, Class A or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO REALPATH® Blend 2020 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2020, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO REALPATH® Blend Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), equity securities, Fixed Income Instruments of varying maturities, or related derivatives on any of the preceding securities mentioned. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the "Trust") and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds ("Underlying PIMCO Funds"), and unaffiliated funds that are registered under the 1940 Act (collectively, "Acquired Funds"). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO REALPATH® Blend Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO REALPATH® Blend Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. PIMCO may choose to modify the target asset allocations of the glide path itself from time to time. The Fund intends to rebalance its portfolio's asset allocation to that of the glide path on a monthly basis.

REALPATH® Blend Glide Path

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO REALPATH® Blend Income Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO REALPATH® Blend Income Fund.

As part of its investment process, PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund's hedging transactions will be effective.

Once the risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund's prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds' prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

The following risks are principal risks of investing in the Fund.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Allocation Risk: the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines

Acquired Fund Risk: the risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not track the performance of the index it is designed to track, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class R shares of the Fund have not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's broad-based securities market index is the S&P Target Date 2020 Index. The index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation.

Performance for the Fund is updated daily and quarterly and may be obtained at http://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2018 is 0.71%. For the periods shown in the bar chart, the highest quarterly return was 3.84% in the Q1 2017, and the lowest quarterly return was -4.46% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class R shares of the Fund have not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.pimco.com/en-us/product-finder
(PIMCO REALPATH® Blend 2020 Fund) | S&P Target Date 2020 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.80%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2020 Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[22]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	156
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	273
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 615
Annual Return 2015	rr_AnnualReturn2015	(3.26%)
Annual Return 2016	rr_AnnualReturn2016	9.22%
Annual Return 2017	rr_AnnualReturn2017	13.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2018 is 0.71%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.71%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 3.84% in the Q1 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.84%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -4.46% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.46%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	13.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2020 Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.62%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[4]
(PIMCO REALPATH® Blend 2020 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.79%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[4]
(PIMCO REALPATH® Blend 2020 Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[22]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	236
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	410
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 917
1 Year	rr_AverageAnnualReturnYear01	13.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2020 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[22]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 644
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	847
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,066
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,695
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	644
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	847
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,066
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,695
1 Year	rr_AverageAnnualReturnYear01	7.02%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2020 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[22]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	392
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	680
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,499
(PIMCO REALPATH® Blend 2025 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 62 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Administrative Class, Class A or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO REALPATH® Blend 2025 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2025, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO REALPATH® Blend Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), equity securities, Fixed Income Instruments of varying maturities, or related derivatives on any of the preceding securities mentioned. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the "Trust") and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds ("Underlying PIMCO Funds"), and unaffiliated funds that are registered under the 1940 Act (collectively, "Acquired Funds"). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO REALPATH® Blend Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO REALPATH® Blend Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. PIMCO may choose to modify the target asset allocations of the glide path itself from time to time. The Fund intends to rebalance its portfolio's asset allocation to that of the glide path on a monthly basis.

REALPATH® Blend Glide Path

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO REALPATH® Blend Income Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO REALPATH® Blend Income Fund.

As part of its investment process, PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund's hedging transactions will be effective.

Once the risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund's prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds' prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

The following risks are principal risks of investing in the Fund.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Allocation Risk: the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines

Acquired Fund Risk: the risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not track the performance of the index it is designed to track, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class R shares of the Fund have not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's broad-based securities market index is the S&P Target Date 2025 Index. The index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation.

Performance for the Fund is updated daily and quarterly and may be obtained at http://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2018 is 1.12%. For the periods shown in the bar chart, the highest quarterly return was 4.30% in the Q1 2017, and the lowest quarterly return was -5.35% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class R shares of the Fund have not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.pimco.com/en-us/product-finder
(PIMCO REALPATH® Blend 2025 Fund) | S&P Target Date 2025 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.55%
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2025 Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 542
Annual Return 2015	rr_AnnualReturn2015	(3.54%)
Annual Return 2016	rr_AnnualReturn2016	9.26%
Annual Return 2017	rr_AnnualReturn2017	15.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2018 is 1.12%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.12%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 4.30% in the Q1 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.30%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -5.35% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	15.46%
Since Inception	rr_AverageAnnualReturnSinceInception	6.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2025 Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.41%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[4]
(PIMCO REALPATH® Blend 2025 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.73%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[4]
(PIMCO REALPATH® Blend 2025 Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847
1 Year	rr_AverageAnnualReturnYear01	15.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2025 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	830
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,036
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,630
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	640
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	830
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,036
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,630
1 Year	rr_AverageAnnualReturnYear01	8.57%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2025 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,432
(PIMCO REALPATH® Blend 2030 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 62 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Administrative Class, Class A or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO REALPATH® Blend 2030 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2030, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO REALPATH® Blend Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), equity securities, Fixed Income Instruments of varying maturities, or related derivatives on any of the preceding securities mentioned. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the "Trust") and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds ("Underlying PIMCO Funds"), and unaffiliated funds that are registered under the 1940 Act (collectively, "Acquired Funds"). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO REALPATH® Blend Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO REALPATH® Blend Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. PIMCO may choose to modify the target asset allocations of the glide path itself from time to time. The Fund intends to rebalance its portfolio's asset allocation to that of the glide path on a monthly basis.

REALPATH® Blend Glide Path

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO REALPATH® Blend Income Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO REALPATH® Blend Income Fund.

As part of its investment process, PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund's hedging transactions will be effective.

Once the risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund's prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds' prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

The following risks are principal risks of investing in the Fund.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Allocation Risk: the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines

Acquired Fund Risk: the risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not track the performance of the index it is designed to track, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class R shares of the Fund have not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's broad-based securities market index is the S&P Target Date 2030 Index. The index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation.

Performance for the Fund is updated daily and quarterly and may be obtained at http://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2018 is 1.88%. For the periods shown in the bar chart, the highest quarterly return was 4.69% in the Q1 2017, and the lowest quarterly return was -6.42% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class R shares of the Fund have not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.pimco.com/en-us/product-finder
(PIMCO REALPATH® Blend 2030 Fund) | S&P Target Date 2030 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.19%
Since Inception	rr_AverageAnnualReturnSinceInception	7.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2030 Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 480
Annual Return 2015	rr_AnnualReturn2015	(4.19%)
Annual Return 2016	rr_AnnualReturn2016	10.79%
Annual Return 2017	rr_AnnualReturn2017	17.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2018 is 1.88%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.88%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 4.69% in the Q1 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.69%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -6.42% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.42%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	17.05%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2030 Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	15.99%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[4]
(PIMCO REALPATH® Blend 2030 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.67%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[4]
(PIMCO REALPATH® Blend 2030 Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
1 Year	rr_AverageAnnualReturnYear01	16.66%
Since Inception	rr_AverageAnnualReturnSinceInception	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2030 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.29%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 635
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	815
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,011
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,575
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	635
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	815
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,575
1 Year	rr_AverageAnnualReturnYear01	10.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2030 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.29%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,375
(PIMCO REALPATH® Blend 2035 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 62 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Administrative Class, Class A or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO REALPATH® Blend 2035 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2035, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO REALPATH® Blend Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), equity securities, Fixed Income Instruments of varying maturities, or related derivatives on any of the preceding securities mentioned. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the "Trust") and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds ("Underlying PIMCO Funds"), and unaffiliated funds that are registered under the 1940 Act (collectively, "Acquired Funds"). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO REALPATH® Blend Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO REALPATH® Blend Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. PIMCO may choose to modify the target asset allocations of the glide path itself from time to time. The Fund intends to rebalance its portfolio's asset allocation to that of the glide path on a monthly basis.

REALPATH® Blend Glide Path

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO REALPATH® Blend Income Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO REALPATH® Blend Income Fund.

As part of its investment process, PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund's hedging transactions will be effective.

Once the risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund's prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds' prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

The following risks are principal risks of investing in the Fund.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Allocation Risk: the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines

Acquired Fund Risk: the risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not track the performance of the index it is designed to track, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class R shares of the Fund have not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's broad-based securities market index is the S&P Target Date 2035 Index. The index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation.

Performance for the Fund is updated daily and quarterly and may be obtained at http://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2018 is 2.52%. For the periods shown in the bar chart, the highest quarterly return was 5.06% in the Q1 2017, and the lowest quarterly return was -7.40% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class R shares of the Fund have not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.pimco.com/en-us/product-finder
(PIMCO REALPATH® Blend 2035 Fund) | S&P Target Date 2035 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.78%
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2035 Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[26]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 33
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	105
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	184
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 417
Annual Return 2015	rr_AnnualReturn2015	(4.50%)
Annual Return 2016	rr_AnnualReturn2016	11.05%
Annual Return 2017	rr_AnnualReturn2017	18.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2018 is 2.52%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.52%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 5.06% in the Q1 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.06%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -7.40% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.40%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	18.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2035 Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.02%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[4]
(PIMCO REALPATH® Blend 2035 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.25%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[4]
(PIMCO REALPATH® Blend 2035 Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[26]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	185
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	323
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 725
1 Year	rr_AverageAnnualReturnYear01	17.93%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2035 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[26]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 629
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	799
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	984
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,518
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	629
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	799
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	984
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,518
1 Year	rr_AverageAnnualReturnYear01	11.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2035 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[26]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,316
(PIMCO REALPATH® Blend 2040 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 62 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Administrative Class, Class A or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO REALPATH® Blend 2040 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2040, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO REALPATH® Blend Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), equity securities, Fixed Income Instruments of varying maturities, or related derivatives on any of the preceding securities mentioned. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the "Trust") and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds ("Underlying PIMCO Funds"), and unaffiliated funds that are registered under the 1940 Act (collectively, "Acquired Funds"). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO REALPATH® Blend Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO REALPATH® Blend Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. PIMCO may choose to modify the target asset allocations of the glide path itself from time to time. The Fund intends to rebalance its portfolio's asset allocation to that of the glide path on a monthly basis.

REALPATH® Blend Glide Path

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO REALPATH® Blend Income Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO REALPATH® Blend Income Fund.

As part of its investment process, PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund's hedging transactions will be effective.

Once the risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund's prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds' prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

The following risks are principal risks of investing in the Fund.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Allocation Risk: the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines

Acquired Fund Risk: the risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not track the performance of the index it is designed to track, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class R shares of the Fund have not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's broad-based securities market index is the S&P Target Date 2040 Index. The index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation.

Performance for the Fund is updated daily and quarterly and may be obtained at http://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2018 is 3.06%. For the periods shown in the bar chart, the highest quarterly return was 5.34% in the Q1 2017, and the lowest quarterly return was -7.46% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class R shares of the Fund have not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.pimco.com/en-us/product-finder
(PIMCO REALPATH® Blend 2040 Fund) | S&P Target Date 2040 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.87%
Since Inception	rr_AverageAnnualReturnSinceInception	8.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2040 Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 28
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	89
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	156
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 355
Annual Return 2015	rr_AnnualReturn2015	(4.03%)
Annual Return 2016	rr_AnnualReturn2016	10.65%
Annual Return 2017	rr_AnnualReturn2017	18.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2018 is 3.06%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.06%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 5.34% in the Q1 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.34%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -7.46% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.46%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	18.94%
Since Inception	rr_AverageAnnualReturnSinceInception	8.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2040 Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.71%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.97%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[4]
(PIMCO REALPATH® Blend 2040 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.71%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[4]
(PIMCO REALPATH® Blend 2040 Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	169
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	295
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 664
1 Year	rr_AverageAnnualReturnYear01	18.65%
Since Inception	rr_AverageAnnualReturnSinceInception	7.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2040 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 624
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	785
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,462
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	624
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	785
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	959
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,462
1 Year	rr_AverageAnnualReturnYear01	11.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2040 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	327
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	568
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,259
(PIMCO REALPATH® Blend 2045 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 62 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Administrative Class, Class A or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO REALPATH® Blend 2045 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2045, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO REALPATH® Blend Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), equity securities, Fixed Income Instruments of varying maturities, or related derivatives on any of the preceding securities mentioned. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the "Trust") and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds ("Underlying PIMCO Funds"), and unaffiliated funds that are registered under the 1940 Act (collectively, "Acquired Funds"). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO REALPATH® Blend Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO REALPATH® Blend Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. PIMCO may choose to modify the target asset allocations of the glide path itself from time to time. The Fund intends to rebalance its portfolio's asset allocation to that of the glide path on a monthly basis.

REALPATH® Blend Glide Path

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO REALPATH® Blend Income Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO REALPATH® Blend Income Fund.

As part of its investment process, PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund's hedging transactions will be effective.

Once the risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund's prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds' prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

The following risks are principal risks of investing in the Fund.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Allocation Risk: the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines

Acquired Fund Risk: the risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not track the performance of the index it is designed to track, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class R shares of the Fund have not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's broad-based securities market index is the S&P Target Date 2045 Index. The index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation.

Performance for the Fund is updated daily and quarterly and may be obtained at http://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2018 is 3.35%. For the periods shown in the bar chart, the highest quarterly return was 5.55% in the Q1 2017, and the lowest quarterly return was -8.06% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class R shares of the Fund have not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.pimco.com/en-us/product-finder
(PIMCO REALPATH® Blend 2045 Fund) | S&P Target Date 2045 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	19.56%
Since Inception	rr_AverageAnnualReturnSinceInception	9.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2045 Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	79
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	140
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 317
Annual Return 2015	rr_AnnualReturn2015	(4.30%)
Annual Return 2016	rr_AnnualReturn2016	10.38%
Annual Return 2017	rr_AnnualReturn2017	19.63%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2018 is 3.35%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.35%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 5.55% in the Q1 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -8.06% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.06%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	19.63%
Since Inception	rr_AverageAnnualReturnSinceInception	8.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2045 Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.55%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.08%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[4]
(PIMCO REALPATH® Blend 2045 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.10%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[4]
(PIMCO REALPATH® Blend 2045 Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	159
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	279
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 627
1 Year	rr_AverageAnnualReturnYear01	19.25%
Since Inception	rr_AverageAnnualReturnSinceInception	7.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2045 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 621
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	776
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	943
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,428
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	621
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	776
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	943
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,428
1 Year	rr_AverageAnnualReturnYear01	12.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2045 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	551
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,224
(PIMCO REALPATH® Blend 2050 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 62 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Administrative Class, Class A or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO REALPATH® Blend 2050 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2050, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO REALPATH® Blend Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), equity securities, Fixed Income Instruments of varying maturities, or related derivatives on any of the preceding securities mentioned. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the "Trust") and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds ("Underlying PIMCO Funds"), and unaffiliated funds that are registered under the 1940 Act (collectively, "Acquired Funds"). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO REALPATH® Blend Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO REALPATH® Blend Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. PIMCO may choose to modify the target asset allocations of the glide path itself from time to time. The Fund intends to rebalance its portfolio's asset allocation to that of the glide path on a monthly basis.

REALPATH® Blend Glide Path

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO REALPATH® Blend Income Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO REALPATH® Blend Income Fund.

As part of its investment process, PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund's hedging transactions will be effective.

Once the risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund's prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds' prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

The following risks are principal risks of investing in the Fund.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Allocation Risk: the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines

Acquired Fund Risk: the risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not track the performance of the index it is designed to track, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class R shares of the Fund have not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's broad-based securities market index is the S&P Target Date 2050 Index. The index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation.

Performance for the Fund is updated daily and quarterly and may be obtained at http://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2018 is 3.54%. For the periods shown in the bar chart, the highest quarterly return was 5.63% in the Q1 2017, and the lowest quarterly return was -8.12% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class R shares of the Fund have not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.pimco.com/en-us/product-finder
(PIMCO REALPATH® Blend 2050 Fund) | S&P Target Date 2050 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.18%
Since Inception	rr_AverageAnnualReturnSinceInception	9.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2050 Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[29]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.23%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	73
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 292
Annual Return 2015	rr_AnnualReturn2015	(3.98%)
Annual Return 2016	rr_AnnualReturn2016	10.31%
Annual Return 2017	rr_AnnualReturn2017	19.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2018 is 3.54%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.54%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 5.63% in the Q1 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.63%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -8.12% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.12%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	19.88%
Since Inception	rr_AverageAnnualReturnSinceInception	8.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2050 Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.80%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[4]
(PIMCO REALPATH® Blend 2050 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.24%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.90%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[4]
(PIMCO REALPATH® Blend 2050 Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[29]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	153
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	268
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 603
1 Year	rr_AverageAnnualReturnYear01	19.41%
Since Inception	rr_AverageAnnualReturnSinceInception	7.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2050 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[29]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 619
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	770
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,406
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	619
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	770
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	933
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,406
1 Year	rr_AverageAnnualReturnYear01	12.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2050 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[29]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	541
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,200
(PIMCO REALPATH® Blend 2055 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Institutional Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 62 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	  Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Administrative Class, Class A or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The PIMCO REALPATH® Blend 2055 Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2055, the Fund's target year. This is the "self-elected" year of retirement for the investors in the Fund. The primary difference between the PIMCO REALPATH® Blend Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO REALPATH® Blend Fund's name. The Fund's allocation is intended to meaningfully reduce risk and increasingly focus on preservation of capital as the target retirement date of the Fund nears. An investment in the Fund is not guaranteed, and you may experience losses, including losses near, at, or after the target year indicated in the Fund's name. There is no guarantee that the Fund will provide adequate income at and through your retirement.

In managing the Fund, PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a long-term asset allocation "glide path"; 2) allocating between fixed income and equity exposures; and 3) utilizing hedging techniques to manage risks.

The Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), equity securities, Fixed Income Instruments of varying maturities, or related derivatives on any of the preceding securities mentioned. The Fund may invest in Institutional Class or Class M shares of any funds of the PIMCO Equity Series (the "Trust") and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds ("Underlying PIMCO Funds"), and unaffiliated funds that are registered under the 1940 Act (collectively, "Acquired Funds"). Under normal circumstances, the Fund seeks to invest substantially all of its equity exposure in index tracking securities, including investments in affiliated or unaffiliated investment companies, which will be registered under the 1940 Act, or related derivatives on such securities or indexes. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom.

The Fund's long-term asset allocations are based on a "glide path" developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund's current glide path asset allocation is based on its target date, which is the year in the name of the Fund. The target date assumes a retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a PIMCO REALPATH® Blend Fund targeting an earlier date represents a more conservative choice; choosing a PIMCO REALPATH® Blend Fund targeting a later date represents a more aggressive choice. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes. The glide path changes over time, generally becoming more conservative as the Fund approaches the target date.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes before and at the target date. The glide path allocation at the target date remains constant beyond that date. PIMCO may choose to modify the target asset allocations of the glide path itself from time to time. The Fund intends to rebalance its portfolio's asset allocation to that of the glide path on a monthly basis.

REALPATH® Blend Glide Path

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO REALPATH® Blend Income Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders. Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO REALPATH® Blend Income Fund.

As part of its investment process, PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund's hedging transactions will be effective.

Once the risk hedging strategies have been determined, PIMCO then evaluates various combinations of affiliated or unaffiliated funds, securities, instruments and other investments to obtain the desired exposures and invests accordingly. Summary information about the Underlying PIMCO Funds can be found in the Fund's prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds' prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without notice.

Risk [Heading]	rr_RiskHeading	 Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Fund include risks from direct investments and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

The following risks are principal risks of investing in the Fund.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Allocation Risk: the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines

Acquired Fund Risk: the risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

The following risks are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

New/Small Fund Risk: the risk that a new or smaller fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not track the performance of the index it is designed to track, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class R shares of the Fund have not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's broad-based securities market index is the S&P Target Date 2055+ Index. The index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation.

Performance for the Fund is updated daily and quarterly and may be obtained at http://www.pimco.com/en-us/product-finder.

Bar Chart [Heading]	rr_BarChartHeading	 Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2018 is 3.50%. For the periods shown in the bar chart, the highest quarterly return was 5.64% in the Q1 2017, and the lowest quarterly return was -8.12% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	  Average Annual Total Returns (for periods ended 12/31/17)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. The Class R shares of the Fund have not commenced operations as of the date of this prospectus. Performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.pimco.com/en-us/product-finder
(PIMCO REALPATH® Blend 2055 Fund) | S&P Target Date 2055+ Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.48%
Since Inception	rr_AverageAnnualReturnSinceInception	9.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2055 Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[30]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.23%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	73
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 292
Annual Return 2015	rr_AnnualReturn2015	(4.04%)
Annual Return 2016	rr_AnnualReturn2016	10.30%
Annual Return 2017	rr_AnnualReturn2017	19.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2018 is 3.50%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.50%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 5.64% in the Q1 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.64%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -8.12% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.12%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	19.65%
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2055 Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.20%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.04%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[4]
(PIMCO REALPATH® Blend 2055 Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.11%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[4]
(PIMCO REALPATH® Blend 2055 Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[30]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	153
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	268
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 603
1 Year	rr_AverageAnnualReturnYear01	19.37%
Since Inception	rr_AverageAnnualReturnSinceInception	7.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2055 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[30]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 619
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	770
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,406
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	619
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	770
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	933
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,406
1 Year	rr_AverageAnnualReturnYear01	12.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
(PIMCO REALPATH® Blend 2055 Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[30]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	541
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,200

[1]	"Other Expenses" include interest expense of 0.05% and expenses incurred by the Fund in the normal course of its operations. Such expenses are borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.80%, 0.90%, 0.95%, 1.15% and 1.90% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[2]	PIMCO has contractually agreed, through October 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[3]	PIMCO has contractually agreed, through October 31, 2019, to waive a portion of the Fund's supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund's organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Under certain conditions, PIMCO may recoup amounts waived or reimbursed in future periods, not exceeding three years.
[4]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[5]	"Other Expenses" include interest expense of 0.55% and expenses incurred by the Fund in the normal course of its operations. Such expenses are borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.50%, 1.60%, 1.65%, 1.85% and 2.60% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[6]	"Other Expenses" include expenses incurred by the Fund in the normal course of its operations together with recoupment of management fees previously waived or reimbursed to the Fund. Such expenses are borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO").
[7]	PIMCO has contractually agreed, through October 31, 2019, to reduce its advisory fee by 0.20% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[8]	PIMCO has contractually agreed, through October 31, 2019, to waive a portion of the Fund's supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund's organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Under certain conditions, PIMCO may recoup amounts waived or reimbursed in future periods, not exceeding three years.
[9]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[10]	PIMCO has contractually agreed, through October 31, 2019, to reduce its advisory fee by 0.20% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[11]	PIMCO has contractually agreed, through October 31, 2019, to waive a portion of the Fund's supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund's organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Under certain conditions, PIMCO may recoup amounts waived or reimbursed in future periods, not exceeding three years.
[12]	PIMCO has contractually agreed, through October 31, 2019, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying Funds indirectly incurred by the Fund in connection with its investments in Underlying Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[13]	PIMCO has contractually agreed, through October 31, 2019, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying Funds indirectly incurred by the Fund in connection with its investments in Underlying Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[14]	PIMCO has contractually agreed, through October 31, 2019, to reduce its advisory fee by 0.10% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[15]	PIMCO has contractually agreed, through October 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[16]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[17]	PIMCO has contractually agreed, through October 31, 2019, to reduce its advisory fee by 0.10% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[18]	PIMCO has contractually agreed, through October 31, 2019, to waive a portion of the Fund's supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund's organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Under certain conditions, PIMCO may recoup amounts waived or reimbursed in future periods, not exceeding three years.
[19]	"Other Expenses" include expenses incurred by the Fund in the normal course of its operations together with recoupment of management fees previously waived or reimbursed to the Fund. Such expenses are borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO").
[20]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.15%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses are 0.35%, 0.60%, 0.85% and 1.10% for Institutional Class, Administrative Class, Class A and Class R shares, respectively.
[21]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[22]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.14%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.34%, 0.59%, 0.84% and 1.09% for Institutional Class, Administrative Class, Class A and Class R shares, respectively.
[23]	PIMCO has contractually agreed, through October 31, 2019, to waive a portion of the Fund's supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund's organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Under certain conditions, PIMCO may recoup amounts waived or reimbursed in future periods, not exceeding three years.
[24]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.13%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses are 0.30%, 0.55%, 0.80% and 1.05% for Institutional Class, Administrative Class, Class A and Class R shares, respectively.
[25]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.11%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses are 0.27%, 0.52%, 0.77% and 1.02% for Institutional Class, Administrative Class, Class A and Class R shares, respectively.
[26]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.08%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.24%, 0.49%, 0.74% and 0.99% for Institutional Class, Administrative Class, Class A and Class R shares, respectively.
[27]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.06%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.21%, 0.46%, 0.71% and 0.96% for Institutional Class, Administrative Class, Class A and Class R shares, respectively.
[28]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.04%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.20%, 0.45%, 0.70% and 0.95% for Institutional Class, Administrative Class, Class A and Class R shares, respectively.
[29]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.04%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.18%, 0.43%, 0.68% and 0.93% for Institutional Class, Administrative Class, Class A and Class R shares, respectively.
[30]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.04%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.18%, 0.43%, 0.68% and 0.93% for Institutional Class, Administrative Class, Class A and Class R shares, respectively.